Employee benefits	12 Months Ended
Dec. 31, 2022
Disclosure of Employee benefits [Abstract]
Disclosure Of Employee Benefits Explanatory [Text Block]
Note 26
Employee Benefits

The Company grants short term and employment termination benefits as part of its compensation policies.

The Parent Company and its subsidiaries have collective agreements with their employees, which establish the compensation and/or short–term and long-term benefits for their staff, the main features of which are described below:

▪	Short-term benefits are generally based on combined plans or agreements, designed to compensate benefits received, such as paid vacation, annual performance bonuses and compensation through annuities.

▪
Long-term benefits are plans or agreements mainly intended to cover the post-employment benefits generated at the end of the labor relationship, be it by voluntary resignation or death of personnel hired.

The cost of such benefits is charged against income, in the “Personnel Expense” item.

As of
December 31, 2022 and 2021
, the total staff benefits recorded in the Consolidated Statement of Financial Position is detailed as follows:

Employees’ Benefits	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Short term benefits	42,254,937	-	49,699,243	-
Employment termination benefits	929,338	41,843,524	977,858	34,274,997
Total	43,184,275	41,843,524	50,677,101	34,274,997

Short - term benefits

Short-term benefits are mainly comprised of recorded vacation (on accruals basis), bonuses and share compensation, Such benefits are recorded when the obligation is accrued and are usually paid within a 12-month periods, consequently, they are not discounted.

The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Vacation	17,778,588	16,934,429
Bonus and compensation	24,476,349	32,764,814
Total	42,254,937	49,699,243

The Company records staff vacation cost on an accrual basis.

Severance Indemnity

The Company records a liability for the payment of an irrevocable severance indemnity, originated by collective and individual agreements entered into with certain groups of employees. Such obligation is determined by means of the current value of the benefit accrued cost, a method that considers several factors for the calculation such as estimates of future continuance, mortality rates, future salary increases and discount rates. The Company periodically evaluates the above-mentioned factors based on historical data and future projections, making adjustments that apply when checking changes sustained trend. The so-determined value is presented at the current value by using the severance benefits accrued method. The discount rate is determined by reference to market interest rates curves for high quality entrepreneurial bonds. The discount rate in Chile was
6.34% and Argentina 111.68% for the year ended December 31, 2022 (in Chile 6.97% and the Argentina 61.23% in December 31, 2021).

The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Current	929,338	977,858
Non-current	41,843,524	34,274,997
Total	42,772,862	35,252,855

The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh$

Balance as of January 1, 2021	41,643,938
Current cost of service	2,988,782
Interest cost	3,279,881
Actuarial (Gain) losses	(5,216,580)
Paid-up benefits	(6,210,075)
Past service cost	469,558
Conversion effect	105,928
Others	(1,808,577)
Changes	(6,391,083)
As of December 31, 2021	35,252,855
Current cost of service	3,672,626
Interest cost	2,696,567
Actuarial (Gain) losses	7,103,125
Paid-up benefits	(5,530,621)
Past service cost	605,174
Conversion effect	(974,031)
Others	(52,833)
Changes	7,520,007
As of December 31, 2022	42,772,862

The figures recorded in the Consolidated Statement of Income, are detailed as follows:

Expense recognized for severance indemnity	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Current cost of service	3,672,626	2,988,782	3,077,205
Past service cost	605,174	469,558	653,426
Non-provided paid benefits	7,277,848	4,976,108	3,718,682
Other	909,255	920,120	2,271,831
Total expense recognized in Consolidated Statement of Income	12,464,903	9,354,568	9,721,144

Actuarial Assumptions

As mentioned in
Note 2 - Summary of significant accounting policies, 2.20
, the severance payment obligation is recorded at its actuarial value. The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

Actuarial Assumptions			Chile		Argentina
			As of December 31, 2022	As of December 31, 2021	As of December 31, 2022	As of December 31, 2021

Mortality table			RV-2014	RV-2014	Gam '83	Gam '83
Annual interest rate			6.34%	6.97%	111.68%	61.23%
Voluntary employee turnover rate			4.3%	1.9%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			6.1%	5.3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3.7%	3.7%	99.70%	52.10%
Estimated retirement age for (*)	Officers		60	60	60	60
	Other	Male	65	65	65	65
		Female	60	60	60	60

(*)
Weighted average of the Company.

Sensitivity Analysis

The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
1% increase in the Discount Rate (Gain)	2,495,883	1,833,192
1% decrease in the Discount Rate (Loss)	(2,862,682)	(2,101,740)

Personnel expense

The amounts recorded in the Consolidated Statement of Income are detailed as follows:

Personal expense	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Salaries	243,047,677	213,794,654	183,112,042
Employees’ short-term benefits	39,461,401	46,605,454	34,107,747
Total expenses for short-term employee benefits	282,509,078	260,400,108	217,219,789
Employments termination benefits	12,464,903	9,354,568	9,721,144
Other staff expense	53,747,292	45,277,007	37,006,715
Total (1)	348,721,273	315,031,683	263,947,648

(1)
See
Note 30 - Natures of cost and expense
.